Financial information by segment, Assets and liabilities by business sectors (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets allocated [Abstract]
Contracted concessional assets	$ 8,549,181	$ 9,084,270
Investments carried under the equity method	53,419	55,784	$ 55,009
Current financial investments	240,834	210,138
Cash and cash equivalents (project companies)	631,542	669,387	594,811	$ 514,712
Total assets	9,919,031	10,492,339
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,091,114	5,475,208	5,330,467
Grants and other liabilities	1,658,126	1,636,060
Long-term and short-term corporate debt	684,073	643,083
Total liabilities	8,162,919	8,596,886
Equity	1,756,112	1,895,453	$ 1,959,111	$ 2,023,501
Total liabilities and equity	9,919,031	10,492,339
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,998,020	7,436,362
Investments carried under the equity method	10,257	12,419
Current financial investments	15,396	17,249
Cash and cash equivalents (project companies)	453,096	452,792
Total assets	7,476,769	7,918,822
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,868,626	4,162,596
Grants and other liabilities	1,656,146	1,635,508
Total liabilities	5,524,772	5,798,104
Efficient Natural Gas [Member]
Assets allocated [Abstract]
Contracted concessional assets	580,997	660,387
Investments carried under the equity method	0	0
Current financial investments	147,192	116,430
Cash and cash equivalents (project companies)	45,625	39,064
Total assets	773,814	815,881
Liabilities allocated [Abstract]
Long-term and short-term project debt	545,123	579,173
Grants and other liabilities	161	552
Total liabilities	545,284	579,725
Electric Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	882,980	897,269
Investments carried under the equity method	0	0
Current financial investments	61,102	59,289
Cash and cash equivalents (project companies)	14,043	15,325
Total assets	958,125	971,883
Liabilities allocated [Abstract]
Long-term and short-term project debt	647,820	698,346
Grants and other liabilities	1,025	0
Total liabilities	648,845	698,346
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	87,184	90,252
Investments carried under the equity method	43,162	43,365
Current financial investments	15,562	14,577
Cash and cash equivalents (project companies)	11,686	13,681
Total assets	157,594	161,875
Liabilities allocated [Abstract]
Long-term and short-term project debt	29,545	35,093
Grants and other liabilities	794	0
Total liabilities	30,339	35,093
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,549,181	9,084,270
Investments carried under the equity method	53,419	55,784
Current financial investments	239,252	207,545
Cash and cash equivalents (project companies)	524,450	520,862
Total assets	9,366,302	9,868,461
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,091,114	5,475,208
Grants and other liabilities	1,658,126	1,636,060
Total liabilities	6,749,240	7,111,268
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	188,736	210,378
Other current assets (including cash and cash equivalents at holding company level)	363,993	413,500
Total assets	552,729	623,878
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	684,073	643,083
Other non-current liabilities	523,827	657,345
Other current liabilities	205,779	185,190
Total liabilities	1,413,679	1,485,618
Equity	1,756,112	1,895,453
Total liabilities and equity	$ 3,169,791	$ 3,381,071